UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24F-2

1.Name and address of Issuer: AB Cap Fund, Inc.

1345 Avenue of the Americas New York, New York 10105

2.The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

AB FlexFee Emerging Markets Growth Portfolio AB FlexFee Large Cap Growth Portfolio

AB FlexFee US Thematic Portfolio

AB FlexFee Core Opportunities Portfolio

AB FlexFee International Strategic Core Portfolio

3. Investment Company Act File Number:	811-01716
Securities Act File Number:	002-29901

4(a). Last day of fiscal year for which this notice is filed:

December 31, 2019

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). [ ] Check the box if this is the last time the issuer will be filing this Form.

5.Calculation of registration fee:

(i)Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

(ii)Aggregate price of securities redeemed or repurchased during the fiscal year:

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

(iv)Total available redemption credits

[add Items 5(ii) and 5(iii)]:

(v)Net sales - if Item 5(i) is greater than Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:

$196,195,524
$96,380,013
$-
$96,380,013
$99,815,511

(vi)Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)[subtract Item
5(iv) from Item 5(i):			$-
(vii) Multiplier for determining registration fee
(See Instruction C.9)			0.00012980
(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)
(enter "0" if no fee is due):			$12,956.05
6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount		of
securities that were registered		under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before		October 11, 1997, then report the amount
of securities (number of shares or other units) deducted here:			N/A
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
then state that number here:			N/A
7. Interest due - if this Form is being filed more than 90 days after the
end of the issuer's fiscal year (see Instruction D):			$0
8. Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:			$12,956.05
9. Date the	registration fee and any interest payment was sent to the
Commission's lockbox depository: March 27, 2020
Method of Delivery:
[x]	Wire Transfer
[ ]	Mail or other means

SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Phyllis J. Clarke
Phyllis J. Clarke
Controller
Date: March 27, 2020

*Please print the name and title of the signing officer below the signature.